DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	7 Months Ended
	Nov. 30, 2021	Nov. 26, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Offering price	$ 10.00
Additional shares issued to the Sponsor in connection with underwriters' over-allotment option			75,000	75,000
Proceeds from issuance initial public offering				$ 65,000,000
Aggregate proceeds held in trust account	$ 65,000,000
Business combination net tangible asset			$ 5,000,001	5,000,001
Cash			$ 45,587	526,625
Unsecured promissory note				200,000
Repayment of loan				$ 125,547
Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering	1,300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,200,000
Sale of units per share		$ 10.00		$ 10.00
Sale of units in initial public offering aggregate amount		$ 62,000,000
Net proceeds from sale of units		$ 62,000,000		$ 62,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		2,500,000
Sale of units in initial public offering aggregate amount		$ 2,500,000
Warrant Price per share		$ 1.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering aggregate amount		$ 3,000,000
Proceeds from issuance initial public offering	$ 3,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of additional units	300,000		930,000	930,000